Summary of Exposures to Significant Interest Rate Benchmarks Subject to IBOR Reform (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Notional amount of derivatives	$ 548,617	$ 512,740
Derivatives Positive fair value	54,427	54,242
Derivatives Negative fair value	57,122	$ 53,203
Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	104,791
Notional amount of derivatives	4,380,555
Derivatives Positive fair value	10,942
Derivatives Negative fair value	11,832
Non-derivative financial liabilities	519
Off-balance sheet commitments	91,277
Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Notional amount of derivatives	642,265
Derivatives Positive fair value	9,144
Derivatives Negative fair value	9,311
Foreign Exchange Risk [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	104,791
Notional amount of derivatives	3,738,290
Derivatives Positive fair value	1,798
Derivatives Negative fair value	2,521
Non-derivative financial liabilities	519
Off-balance sheet commitments	91,277
US LIBOR [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	5,000
US LIBOR [member] | Tenors ceasing 12/31/2021 [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	1,496
Notional amount of derivatives	172
Derivatives Positive fair value	1
Derivatives Negative fair value	16
US LIBOR [member] | Tenors ceasing 6/30/2023 [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	102,000
US LIBOR [member] | Tenors ceasing 6/30/2023 [member] | Loans [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	60,000
US LIBOR [member] | Tenors ceasing 6/30/2023 [member] | Debt securities at amortized cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	37,000
US LIBOR [member] | Tenors ceasing 6/30/2023 [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	102,219
Notional amount of derivatives	3,242,624
Derivatives Positive fair value	1,486
Derivatives Negative fair value	2,327
Non-derivative financial liabilities	519
Off-balance sheet commitments	89,407
US LIBOR [member] | No maturity [member] | Demand Facilities [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	2,000
Non-derivative financial liabilities	2,000
GBP LIBOR [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	748
Notional amount of derivatives	254,009
Derivatives Positive fair value	10
Derivatives Negative fair value	2
Off-balance sheet commitments	1,870
Other IBORs [member] | Interest Rate Benchmarks Subject to IBOR Reform [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	328
Notional amount of derivatives	241,485
Derivatives Positive fair value	301
Derivatives Negative fair value	176
Other IBORs [member] | Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Notional amount of derivatives	37,277
Derivatives Positive fair value	1,072
Derivatives Negative fair value	890
US LIBOR And Other Rates [member] | Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Notional amount of derivatives	447,821
Derivatives Positive fair value	7,148
Derivatives Negative fair value	7,488
US LIBOR And GBP LIBOR [member] | Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Notional amount of derivatives	122,832
Derivatives Positive fair value	438
Derivatives Negative fair value	408
USLIBORAndJPYLIBOR [member] | Interest Rate Benchmarks Subject to IBOR Reform [member] | Cross currency swaps [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Notional amount of derivatives	34,335
Derivatives Positive fair value	486
Derivatives Negative fair value	525
EURIBOR [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	618
Notional amount of derivatives	1,811,000
Non-derivative financial liabilities	$ 19